Earnings Per Unit - Antidilutive Securities (Details) shares in Thousands	12 Months Ended
Dec. 31, 2023 shares
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per share (in shares)	6,651,610
Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per share (in shares)	25,109,551
Class B Prefunded Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per share (in shares)	3,000,245
Public and Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per share (in shares)	14,450,833